Intangible assets, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Intangible assets, net
Cord blood bank operating rights	$ 22,101	¥ 138,628	¥ 138,628
Less: Accumulated amortization	(5,829)	(36,563)	(31,942)
Total intangible assets, net	$ 16,272	¥ 102,065	¥ 106,686